Investments in airport concessions - Carrying value and changes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		$ 9,267,111	$ 8,566,656
Investment in concessions at end of period	$ 513,828	10,229,656	9,267,111	$ 8,566,656
Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		11,917,919	10,963,084	9,821,579
Increase		1,253,868	954,835	1,141,505
Investment in concessions at end of period		13,171,787	11,917,919	10,963,084
Depreciation
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		(2,650,807)	(2,396,427)	(2,173,162)
Increase		(291,323)	(254,380)	(223,266)
Investment in concessions at end of period		(2,942,131)	(2,650,807)	(2,396,427)
Airport concessions | Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		605,643	605,643
Investment in concessions at end of period		605,643	605,643	605,643
Rights to use airport facilities | Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		3,356,762	3,356,762
Investment in concessions at end of period		3,356,762	3,356,762	3,356,762
Improvements to concessioned assets | Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		7,331,450	6,165,810
Investment in concessions at end of period		8,594,136	7,331,450	6,165,810
Improvements To Concessioned Assets In Progress | Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		624,063	834,868
Investment in concessions at end of period		$ 615,246	$ 624,063	$ 834,868